SCHEDULE OF EFFECTIVE TAX RATE RECONCILIATION (Details) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 22, 2017	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Income tax benefit at federal statutory rate (21%)						$ (4,535,292)	$ (5,022,644)
Income tax benefit at federal statutory rate (21%), precentage	35.00%					21.00%	21.00%
State and local income tax (blended rate)						$ (737,035)	$ (816,235)
State and local income tax, net of federal benefit, precentage						3.40%	3.40%
Nondeductible expenses and other permanent items						$ 502,476
Nondeductible expenses and other permanent items, precentage						(2.30%)
Tax credits
Nondeductible expenses and other permanent items, precentage
Change in valuation allowance						$ 5,733,278	$ 5,838,879
Change in valuation allowance, precentage						(26.50%)	(24.40%)
Other (net deferred items not benefited)						$ (963,426)
Change in valuation allowance, precentage						4.50%
Total income tax provision / (benefit)
Income tax provision / (benefit), precentage						0.00%	0.00%